Segments - Summary of Results by Segment (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) Employee	Dec. 31, 2018 GBP (£) Employee		Dec. 31, 2017 GBP (£) Employee
Disclosure of operating segments [line items]
Net interest income/(expense)	£ 3,292	£ 3,603	[1]	£ 3,803	[1]
Non-interest income/(expense)	881	931		1,109
Total operating income/(expense)	4,173	4,534		4,912
Operating expenses before credit impairment losses, provisions and charges	(2,499)	(2,579)	[1]	(2,499)	[1]
Credit impairment (losses)/releases	(221)	(153)	[1]	(203)	[1]
Provisions for other liabilities and charges	(441)	(257)	[1]	(393)	[1]
Total operating credit impairment losses, provisions and (charges)/releases	(662)	(410)	[1]	(596)	[1]
Profit before tax	1,012	1,545	[1]	1,817	[1]
Revenue from external customers	4,173	4,534		4,912
Inter-segment revenue	4,173	4,534	[1]	4,912	[1]
Total operating income/(expense)	4,173	4,534		4,912
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	758	753		791
Insurance, protection and investments	77	105		100
Credit cards	86	85		92
Non-banking and other fees	191	227		239
Total fee and commission income	1,112	1,170	[1]	1,222	[1]
Fee and commission expense	(426)	(421)	[1]	(415)	[1]
Net fee and commission income	686	749		807
Customer loans	205,008	199,586		200,324
Total assets	281,702	283,372		314,765
Customer deposits	171,716	167,315		175,921
Total liabilities	£ 265,685	£ 267,463		£ 298,560
Average number of staff | Employee	23,570	24,205		19,559
Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	£ 0
Retail banking [member]
Disclosure of operating segments [line items]
Net interest income/(expense)	2,876	3,126		3,270
Non-interest income/(expense)	698	638		615
Total operating income/(expense)	3,574	3,764		3,885
Operating expenses before credit impairment losses, provisions and charges	(1,994)	(1,929)		(1,856)
Credit impairment (losses)/releases	(160)	(124)		(36)
Provisions for other liabilities and charges	(292)	(230)		(342)
Total operating credit impairment losses, provisions and (charges)/releases	(452)	(354)		(378)
Profit before tax	1,128	1,481		1,651
Revenue from external customers	4,311	4,421		4,534
Total operating income/(expense)	3,574	3,764		3,885
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	702	697		737
Insurance, protection and investments	76	105		100
Credit cards	86	85		92
Non-banking and other fees	61	75		45
Total fee and commission income	925	962		974
Fee and commission expense	(373)	(382)		(367)
Net fee and commission income	552	580		607
Customer loans	180,398	172,747		168,729
Total assets	187,556	179,572		174,524
Customer deposits	145,050	142,065		143,834
Total liabilities	£ 145,917	£ 142,839		£ 150,847
Average number of staff | Employee	20,832	21,215		17,194
Retail banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	£ (737)	£ (657)		£ (649)
Corporate and commercial banking [member]
Disclosure of operating segments [line items]
Net interest income/(expense)	359	403		391
Non-interest income/(expense)	78	82		74
Total operating income/(expense)	437	485		465
Operating expenses before credit impairment losses, provisions and charges	(264)	(258)		(223)
Credit impairment (losses)/releases	(37)	(23)		(13)
Provisions for other liabilities and charges	(20)	(14)		(55)
Total operating credit impairment losses, provisions and (charges)/releases	(57)	(37)		(68)
Profit before tax	116	190		174
Revenue from external customers	530	638		639
Total operating income/(expense)	437	485		465
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	27	27		27
Insurance, protection and investments	0
Credit cards	0
Non-banking and other fees	56	62		63
Total fee and commission income	83	89		90
Fee and commission expense	(23)	(25)		(31)
Net fee and commission income	60	64		59
Customer loans	16,297	17,702		19,391
Total assets	16,297	17,702		19,391
Customer deposits	18,234	17,606		17,760
Total liabilities	£ 18,260	£ 17,634		£ 18,697
Average number of staff | Employee	1,796	1,732		1,240
Corporate and commercial banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	£ (93)	£ (153)		£ (174)
Corporate and investment banking [member]
Disclosure of operating segments [line items]
Net interest income/(expense)	63	69		67
Non-interest income/(expense)	112	183		261
Total operating income/(expense)	175	252		328
Operating expenses before credit impairment losses, provisions and charges	(171)	(250)		(292)
Credit impairment (losses)/releases	(22)	(14)		(174)
Provisions for other liabilities and charges	(17)	(8)		(11)
Total operating credit impairment losses, provisions and (charges)/releases	(39)	(22)		(185)
Profit before tax	(35)	(20)		(149)
Revenue from external customers	181	297		396
Total operating income/(expense)	175	252		328
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	29	29		27
Insurance, protection and investments	0
Credit cards	0
Non-banking and other fees	71	87		123
Total fee and commission income	100	116		150
Fee and commission expense	(17)	(14)		(17)
Net fee and commission income	83	102		133
Customer loans	4,114	4,613		6,037
Total assets	4,727	8,607		25,368
Customer deposits	6,101	4,853		4,546
Total liabilities	£ 6,500	£ 8,885		£ 24,388
Average number of staff | Employee	901	1,083		1,006
Corporate and investment banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	£ (6)	£ (45)		£ (68)
Corporate centre [member]
Disclosure of operating segments [line items]
Net interest income/(expense)	(6)	5		75
Non-interest income/(expense)	(7)	28		159
Total operating income/(expense)	(13)	33		234
Operating expenses before credit impairment losses, provisions and charges	(70)	(142)		(128)
Credit impairment (losses)/releases	(2)	8		20
Provisions for other liabilities and charges	(112)	(5)		15
Total operating credit impairment losses, provisions and (charges)/releases	(114)	3		35
Profit before tax	(197)	(106)		141
Revenue from external customers	(849)	(822)		(657)
Total operating income/(expense)	(13)	33		234
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	0
Insurance, protection and investments	1
Credit cards	0
Non-banking and other fees	3	3		8
Total fee and commission income	4	3		8
Fee and commission expense	(13)
Net fee and commission income	(9)	3		8
Customer loans	4,199	4,524		6,167
Total assets	73,122	77,491		95,482
Customer deposits	2,331	2,791		9,781
Total liabilities	£ 95,008	£ 98,105		£ 104,628
Average number of staff | Employee	41	175		119
Corporate centre [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	£ 836	£ 855		£ 891

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.